DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table represents the revenues and net loss from discontinued operations:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
Operating Revenues	$14,187	$95,773	$86,503
Net loss	$(1,800)	$(166,679)	$(13,803)